                                       Securities Act of 1933 File No.: 33-12723
                              Investment Company Act of 1940 File No.: 811-05062


                                ING GET FUND(1)

                        SUPPLEMENT DATED AUGUST 18, 2003
                        TO THE ING GET FUND PROSPECTUSES
                  (DATES OF WHICH ARE INDICATED IN PARENTHESES)

                      ING GET, SERIES D (OCTOBER 1, 1998)
                        ING GET, SERIES E (JUNE 1, 1999)
                      ING GET, SERIES G (SEPTEMBER 1, 1999)
                      ING GET , SERIES H (DECEMBER 1, 1999)
                       ING GET, SERIES I (MARCH 1, 2000)
                       ING GET, SERIES J (AUGUST 2, 2000)
                     ING GET, SERIES K (SEPTEMBER 1, 2000)
                      ING GET, SERIES L (DECEMBER 1, 2000)
                        ING GET, SERIES M (MARCH 1, 2001)
                        ING GET, SERIES N (JUNE 1, 2001)
                      ING GET, SERIES P (SEPTEMBER 4, 2001)
                      ING GET, SERIES Q (DECEMBER 3, 2001)
                        ING GET SERIES, R (MARCH 1, 2002)
                        ING GET, SERIES S (MAY 30, 2002)
                       ING GET, SERIES T (AUGUST 30, 2002)
                      ING GET, SERIES U (NOVEMBER 29, 2002)
                      ING GET, SERIES V (FEBRUARY 28, 2003)


With respect to the ING GET Fund, Series D, the section entitled "Equity Component" found on page 4 of the prospectus is deleted in its entirety and replaced with the following:

        EQUITY COMPONENT -- the Equity Component will be managed by the Sub-Adviser to the Series, subject to oversight by the Adviser. The Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the Standard and Poor's 500 Index (S&P 500), although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

        The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding

--------
1 Former name of the Registrant was "Aetna GET Fund". Similarly, all Series were known as "Aetna GET Funds."

        altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. It is expected that at any one time the Equity Component will hold 400 stocks and generally will hold between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

        Under normal market conditions, up to 20% of the Equity Component's net assets may be invested in futures contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in futures contracts on the S&P 500 and futures contracts on U.S. Treasury securities.

        In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest all or a portion of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities. If the Series pursues this strategy, it will not create any leverage for the Series. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Sub-Adviser will not employ an enhanced index strategy when investing in S&P 500 futures and ETFs.

With respect to the ING GET Fund, Series E, the section titled "Investment Objective, Principal Investment Strategies and Risks", on page 3 of the prospectus, in the carry over subsection captioned "Principal Investment Strategies," the bullet point entitled "Equity Component" is deleted in its entirety and replaced with the following:

        - EQUITY COMPONENT, consisting of common stocks included in the Standard and Poor's 500 Index (S&P 500), futures contracts on the S&P 500, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds (ETFs) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities; and the

With respect to the ING GET Funds, Series G, Series H, Series I, Series J, Series K, Series L, Series M, Series N, Series P, Series Q, Series R, Series S, Series T, the sections titled "Investment Objective, Principal Investment Strategies and Risks", on page 1 of each of the respective the prospectuses, in the carry over subsections captioned "Principal Investment Strategies," the bullet points entitled "Equity Component" are deleted in their entirety and replaced with the following:

        - EQUITY COMPONENT, consisting of common stocks included in the Standard and Poor's 500 Index (S&P 500), futures contracts on the S&P 500, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds (ETFs) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities; and the

With respect to the ING GET Funds, Series U and Series V, the sections titled "Investment Objective, Principal Investment Strategies and Risks", on page 2 of each of the respective the prospectuses, in the carry over subsections captioned "Principal Investment Strategies," the bullet points entitled "Equity Component" are deleted in their entirety and replaced with the following:

        - EQUITY COMPONENT, consisting of common stocks included in the Standard and Poor's 500 Index (S&P 500), futures contracts on the S&P 500, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds (ETFs) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities; and the

With respect to ING GET Funds, Series G, Series H, Series I, Series J, Series K, Series Q, Series R, Series S, Series T, Series U and Series V, the sections captioned "Investment Objective, Principal Objective Strategies and Risks," in the carry-over subsections titled "Principal Investment Strategies" on page 2, of each respective prospectus, the paragraphs titled "Equity Component" on page 2 of each prospectus are deleted in their entirety and replaced with the following:

        EQUITY COMPONENT -- the Equity Component will be managed by the Sub-Adviser to the Series, subject to oversight by the Adviser. The Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the Standard and Poor's 500 Index (S&P 500), although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

        The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. It is expected that at any one time the Equity Component will hold 400 stocks and generally will hold between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

        Under normal market conditions, up to 20% of the Equity Component's net assets may be invested in futures contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in futures contracts on the S&P 500 and futures contracts on U.S. Treasury securities.

        In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest all or a portion of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities. If the Series pursues this strategy, it will not create any leverage for the Series. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Sub-Adviser will not employ an enhanced index strategy when investing in S&P 500 futures and ETFs.


With respect to ING GET Funds, Series L, Series M, Series N, and Series P, the sections captioned "Investment Objective, Principal Objective Strategies and Risks," in the carry-over subsections titled "Principal Investment Strategies" beginning on page 1, of each respective prospectus, the paragraphs titled "Equity Component" beginning on page 1 of each respective prospectus are deleted in their entirety and replaced with the following:

        EQUITY COMPONENT -- the Equity Component will be managed by the Sub-Adviser to the Series, subject to oversight by the Adviser. The Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the Standard and Poor's 500 Index (S&P 500), although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500, as described below. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

        The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. It is expected that at any one time the Equity Component will hold 400 stocks and generally will hold between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

        Under normal market conditions, up to 20% of the Equity Component's net assets may be invested in futures contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in futures contracts on the S&P 500 and futures contracts on U.S. Treasury securities.

        In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest all or a portion of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Series' investments in such securities. If the Series pursues this strategy, it will not create any leverage for the Series. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Sub-Adviser will not employ an enhanced index strategy when investing in S&P 500 futures and ETFs.

With respect to ING GET Funds, Series E, the section captioned "Principal Risks," which begins on page 5 of the prospectus, the following paragraph is inserted after principal risks of investing in bonds:

        RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

With respect to ING GET Funds, Series G, Series H, Series I, Series J, Series K, Series Q, Series R, Series S and Series T, regarding the sections captioned "Principal Risks," which begin on page 3 of each of the prospectuses, the following paragraph is inserted after principal risks of investing in bonds:

        RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

With respect to ING GET Funds, Series L, Series M, Series N, and Series P, regarding the sections captioned "Principal Risks," which begin on page 2 of each of the prospectuses, the following paragraph is inserted after principal risks of investing in bonds:

        RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

With respect to ING GET Funds, Series U, Series V, regarding the sections captioned "Principal Risks," which begin on page 4 of each of the prospectuses, the following paragraph is inserted after "Declining Interest Rates":

        RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                       Securities Act of 1933 File No.: 33-12723
                              Investment Company Act of 1940 File No.: 811-05062


                                ING GET FUND(1)

                        SUPPLEMENT DATED AUGUST 18, 2003
            TO THE ING GET FUND STATEMENTS OF ADDITIONAL INFORMATION
                  (DATES OF WHICH ARE INDICATED IN PARENTHESES)

                      ING GET, SERIES D (OCTOBER 1, 1998)
                        ING GET, SERIES E (JUNE 1, 1999)
                      ING GET, SERIES G (SEPTEMBER 1, 1999)
                      ING GET , SERIES H (DECEMBER 1, 1999)
                       ING GET, SERIES I (MARCH 1, 2000)
                       ING GET, SERIES J (AUGUST 2, 2000)
                     ING GET, SERIES K (SEPTEMBER 1, 2000)
                      ING GET, SERIES L (DECEMBER 1, 2000)
                        ING GET, SERIES M (MARCH 1, 2001)
                        ING GET, SERIES N (JUNE 1, 2001)
                      ING GET, SERIES P (SEPTEMBER 4, 2001)
                      ING GET, SERIES Q (DECEMBER 3, 2001)
                        ING GET SERIES, R (MARCH 1, 2002)
                        ING GET, SERIES S (MAY 30, 2002)
                       ING GET, SERIES T (AUGUST 30, 2002)
                      ING GET, SERIES U (NOVEMBER 29, 2002)
                      ING GET, SERIES V (FEBRUARY 28, 2003)


With respect to the ING GET Fund, Series D, the section entitled "Description of Various Securities and Investment Techniques", for Series E, Series G, Series H, Series I, Series J, Series K, Series L, Series M, Series N, Series O, Series P, Series Q, Series R, Series S Series T, Series U and Series V, the sections entitled "Investment Techniques and Risk Factors" on page 3 of each of the SAIs, are amended to insert the following paragraphs following the section title:

        OTHER INVESTMENT COMPANIES
        The Series may invest in other investment companies ("Underlying Funds"). The Series may not (i) invest more than 10% of its total assets in the Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund.

--------

1 Former name of the Registrant was "Aetna GET Fund". Similarly, all Series were known as "Aetna GET Funds."

        EXCHANGE TRADED FUNDS (ETFS)
        ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Series elects to redeem its ETF shares rather than selling them on the secondary market, the Series may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Series.

        PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                       2